Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of net deferred tax assets including valuation allowance
	2017	2016
Deferred tax assets:
Federal deferred tax assets	3,775,351	6,137,340
Valuation allowance	(3,775,351)	(6,137,340)
Total deferred tax assets	$-	$-